General (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2018 USD ($)
General (Textual)
Net loss | ₪	₪ (20,113)		₪ (28,224)	₪ (15,317)
Negative cash flows from operating activities | ₪	(23,635)		(17,770)	₪ (14,412)
Accumulated deficit | ₪	₪ (84,056)		₪ (63,943)
USD [Member]
General (Textual)
Net loss | $		$ (5,367)
Negative cash flows from operating activities | $		$ (6,306)
Accumulated deficit | $					$ (22,427)